DERIVATIVES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 30, 2009	Dec. 31, 2011 entity	Dec. 31, 2010 entity	Dec. 31, 2011 entity
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Maximum derivative notional position as a percentage of assets		35.00%		35.00%
Maximum credit exposure as a percentage of capital		3.00%		3.00%
Maximum single counterparty credit risk exposure				$ 20.0
Total counterparty notional amount outstanding		396.4	300.1	396.4
Number of counterparties		7	6	7
Outstanding liability from counterparty contracts		27.3	17.0	27.3
Cash collateral posted with derivative counterparties		24.4	12.5	24.4
Trust preferred swap entered	20.0
Period of swap	10 years
Effective fixed derivative interest rate		6.20%		6.20%
Swap terminated			20.0
Pre-tax loss included in accumulated other comprehensive income (loss)			(0.6)
Recognition of loss		$ 0.6